Schedule of Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of period	3,190,000	2,648,000	2,503,000
Granted	566,000	1,388,000	913,000
Forfeited	(197,000)	(567,000)	(429,000)
Released	(752,000)	(279,000)	(339,000)
Outstanding, End of period	2,807,000	3,190,000	2,648,000
Outstanding, Average grant date fair market value	$ 24.38	$ 23.51	$ 29.51
Granted, Average grant date fair market value	$ 27.00	$ 23.92	$ 9.07
Forfeited, Average grant date fair market value	$ 24.01	$ 31.27	$ 28.23
Released, Average grant date fair market value	$ 26.92	$ 27.17	$ 27.07
Outstanding, Average grant date fair market value	$ 20.70	$ 24.38	$ 23.51